Summary of Significant Accounting Policies (Details) - Schedule of class A common stock subject to possible redemption reflected in condensed consolidated balance sheet - Environmental Impact Acquisition Corp [Member]
9 Months Ended
Sep. 30, 2021 USD ($)
Condensed Balance Sheet Statements, Captions [Line Items]
Gross proceeds	$ 207,000,000
Less:
Proceeds allocated to Public Warrants	(11,902,500)
Class A common stock issuance costs	206,750,000
Plus:
Accretion of carrying value to redemption value	12,626,239
Class A common stock subject to possible redemption	207,000,000
Common Class A [Member]
Less:
Class A common stock issuance costs	(723,739)
Plus:
Class A common stock subject to possible redemption	$ 207,000,000